Supplementary Financial Statements Information (Cash and Cash Equivalents) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2009
Supplementary Financial Statements Information [Abstract]
Cash and deposits	$ 1,314	$ 2,183	[1]	$ 884	[2]	$ 1,508	$ 1,391	$ 1,610
Cash on deposit in NIS, bearing interest	53	51		63
Interest rate on deposits held in banks	0.41%	1.00%		2.30%
Deposits held in banks used as collateral for bank guarantees	$ 41	$ 41		$ 49

[1]	As of December 31, 2012, $51 is deposited in NIS bearing an average annual interest of 1.00%. $39 was pledged against the Company's bank guarantees.
[2]	As of December 31, 2011, $63 is deposited in NIS bearing an average annual interest of 2.30%. $49 was pledged against the Company's bank guarantees.